Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

NorthStar Real Estate Income Operating Partnership II, LP (the “Company”)

NorthStar Real Estate Income Trust, Inc.

Morgan Stanley & Co. LLC

Citigroup Global Markets Inc.

(together, the “Specified Parties”)

Re: NorthStar 2016-1, Commercial Mortgage-Backed Securitization – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loans and the related mortgaged properties which we were informed are intended to be included as collateral in the offering of the Offered Notes by NorthStar 2016-1. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Data File” means the electronic data file provided to us by the Company on 10/14/2016 containing information with respect to 13 mortgage loans (“Mortgage Loans”) and the related 13 mortgaged properties (“Mortgaged Properties”).
•	The term “Cut-off Date” means the payment date in November 2016, as provided by the Company.
•	The term “Assumed LIBOR Rate” means the LIBOR rate of 0.52%, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures and listed in Attachment A.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

NorthStar 2016-1, LLC October 14, 2016 Page 2

•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, instructions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

NorthStar 2016-1, LLC October 14, 2016 Page 3

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of NorthStar Real Estate Income Operating Partnership II, LP, NorthStar Real Estate Income Trust, Inc., Morgan Stanley & Co. LLC, and Citigroup Global Markets Inc. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

October 14, 2016

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Hotel Franchise Flag	Franchise Agreement
Number of Mortgaged Properties	Promissory Note, Loan Agreement
Property Name	Provided by the Company
Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report
Market Type (CBD / Urban)	Appraisal Report
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Units, Pads, Rooms, Sq. Ft.	Underwritten Rent Roll, Certified Rent Roll
Unit Description	Underwritten Rent Roll, Certified Rent Roll
Occupancy (%)	Underwritten Rent Roll, Certified Rent Roll
Occupancy Date	Underwritten Rent Roll, Certified Rent Roll
Total Debt Original Balance	Promissory Note, Loan Agreement
Whole Loan Original Balance	Promissory Note, Loan Agreement
Trust Asset Original Balance	Promissory Note, Loan Agreement, A/B Note Participation Agreement
Pari Passu Original Balance	Promissory Note, Loan Agreement
B-Note Original Balance	A/B Note Participation Agreement
Mezzanine Debt Original Balance	Promissory Note, Mezzanine Loan Agreement
Mezzanine Debt Future Funding	Promissory Note, Mezzanine Loan Agreement
Total Debt Cut-off Balance	Servicer Report dated 8/31/2016

A-1

Attribute	Source Document
Whole Loan Cut-off Balance	Servicer Report dated 8/31/2016
Trust Asset Cut-off Balance	Servicer Report dated 8/31/2016
Pari Passu Cut-off Balance	Servicer Report dated 8/31/2016
Future Funding Cut-off Balance	Servicer Report dated 8/31/2016
B-Note Cut-off Balance	Servicer Report dated 8/31/2016
Mezzanine Debt Cut-off Balance	Servicer Report dated 8/31/2016
Total Debt Initial Maturity Balance	Promissory Note, Loan Agreement, Amortization Schedule
Whole Loan Initial Maturity Balance	Promissory Note, Loan Agreement, Amortization Schedule
Trust Asset Initial Maturity Balance	Promissory Note, Loan Agreement, Amortization Schedule
Pari Passu Initial Maturity Balance	Promissory Note, Loan Agreement, Amortization Schedule
B-Note Initial Maturity Balance	Promissory Note, Loan Agreement, Amortization Schedule
Mezzanine Debt Initial Maturity Balance	Promissory Note, Loan Agreement, Amortization Schedule
Total Debt Final Maturity Balance	Promissory Note, Loan Agreement, Amortization Schedule
Whole Loan Final Maturity Balance	Promissory Note, Loan Agreement, Amortization Schedule
Trust Asset Final Maturity Balance	Promissory Note, Loan Agreement, Amortization Schedule
Pari Passu Final Maturity Balance	Promissory Note, Loan Agreement, Amortization Schedule
B-Note Final Maturity Balance	Promissory Note, Loan Agreement, Amortization Schedule
Mezzanine Debt Final Maturity Balance	Promissory Note, Loan Agreement, Amortization Schedule
Amortization Type (During Initial Term and Extended Term)	Promissory Note, Loan Agreement

A-2

Attribute	Source Document
Total Debt Interest Rate	Promissory Note, Loan Agreement
Whole Loan Interest Rate	Promissory Note, Loan Agreement
Trust Asset Interest Rate	Promissory Note, Loan Agreement
Interest Accrual Method	Promissory Note, Loan Agreement
Original Term (Excluding Extensions)	Promissory Note, Loan Agreement
Original Amortization Term (Excluding Extensions)	Promissory Note, Loan Agreement
Original Term (Including Extension Options)	Promissory Note, Loan Agreement
IO Period	Promissory Note, Loan Agreement
Remaining Amortization Term	Promissory Note, Loan Agreement
Remaining Amortization Term (Including Extensions)	Promissory Note, Loan Agreement
Origination Date	Promissory Note, Loan Agreement
First Payment Date	Promissory Note, Loan Agreement
Initial Maturity Date	Promissory Note, Loan Agreement
Extension Options (Yes/No)	Promissory Note, Loan Agreement
Extension Options Description	Promissory Note, Loan Agreement
Fully Extended Maturity Date	Promissory Note, Loan Agreement
First Extension Fee	Promissory Note, Loan Agreement
Second Extension Fee	Promissory Note, Loan Agreement
Third Extension Fee	Promissory Note, Loan Agreement
Extension Test Description	Promissory Note, Loan Agreement
Extension Spread Increase (Yes/No)	Promissory Note, Loan Agreement
Extension Spread Increase Description	Promissory Note, Loan Agreement
Exit Fees	Promissory Note, Loan Agreement
Payment Day of Month	Promissory Note, Loan Agreement
Payment Date Business Day Convention	Promissory Note, Loan Agreement
Payment Grace Period Event of Default	Promissory Note, Loan Agreement

A-3

Attribute	Source Document
Payment Grace Period Event of Late Fee	Promissory Note, Loan Agreement
Balloon Grace Period Event of Default	Promissory Note, Loan Agreement
Balloon Grace Period Event of Late Fee	Promissory Note, Loan Agreement
Interest accrual period start	Promissory Note, Loan Agreement
Interest accrual period end	Promissory Note, Loan Agreement
Interest rate adjustment frequency	Promissory Note, Loan Agreement
LIBOR rounding methodology	Loan Agreement
LIBOR Look back Days	Loan Agreement
LIBOR Floor	Loan Agreement
LIBOR Cap	LIBOR Cap Agreement
LIBOR Cap after Extension	LIBOR Cap Agreement
LIBOR Cap expiration date	Promissory Note/Loan Agreement
LIBOR Cap provider	LIBOR Cap Agreement
LIBOR Cap provider rating (Moody's/S&P/Fitch)	Bloomberg Rating
Total Debt Margin	Promissory Note, Loan Agreement
Whole Loan Margin	Promissory Note, Loan Agreement
Trust Asset Margin	Promissory Note, Loan Agreement, A/B Note Participation Agreement
Drawn Capital Margin (for future funding assets only)	Promissory Note, Loan Agreement, A/B Note Participation Agreement
Undrawn Capital Margin (for future funding assets only)	Promissory Note, Loan Agreement, A/B Note Participation Agreement
B-Note Margin	A/B Note Participation Agreement
Mezzanine Interest Rate	Mezzanine Loan Agreement, Subordinate Notes
Original Lockout Payments	Promissory Note, Loan Agreement
Remaining Lockout Payments	Promissory Note, Loan Agreement
Lockout End Date	Promissory Note, Loan Agreement
Spread Maintenance	Promissory Note, Loan Agreement

A-4

Attribute	Source Document
Spread Maintenance End Date	Promissory Note, Loan Agreement
Open Payments	Promissory Note, Loan Agreement
Prepayment String	Promissory Note, Loan Agreement
Partially Prepayable without Penalty	Promissory Note, Loan Agreement
Partially Prepayable without Penalty Description	Promissory Note, Loan Agreement
Partial Collateral Release (Yes/No)	Promissory Note, Loan Agreement
Partial Collateral Release Description	Promissory Note, Loan Agreement
LockBox (Yes/No)	Loan Agreement
Lockbox Type	Loan Agreement
Terms/Description of Springing Lockbox (If applicable)	Loan Agreement
Cash Management Type	Loan Agreement
Cash Management Triggers	Loan Agreement
Upfront RE Tax Reserve	Settlement Statement, Loan Agreement
Monthly RE Tax Reserve	Servicer Report dated 8/31/2016, Settlement Statement, Loan Agreement
Cut-off RE Tax Reserve	Servicer Report dated 8/31/2016, Settlement Statement, Loan Agreement
Tax Reserve Cap	Loan Agreement
Terms/Description of Springing Tax Reserve (If applicable)	Loan Agreement
Upfront Insurance Reserve	Settlement Statement, Loan Agreement
Monthly Insurance Reserve	Servicer Report dated 8/31/2016, Settlement Statement, Loan Agreement
Cut-off Insurance Reserve	Servicer Report dated 8/31/2016, Settlement Statement, Loan Agreement
Terms/Description of Springing Insurance Reserve (If applicable)	Loan Agreement
Upfront Capex Reserve	Settlement Statement, Loan Agreement

A-5

Attribute	Source Document
Monthly Capex Reserve	Servicer Report dated 8/31/2016, Settlement Statement, Loan Agreement
Cut-off Capex Reserve	Servicer Report dated 8/31/2016, Settlement Statement, Loan Agreement
Capex Reserve Cap	Loan Agreement
Terms/Description of Springing Replacement Reserve (If applicable)	Loan Agreement
Upfront TI/LC Reserve	Settlement Statement, Loan Agreement
Monthly TI/LC Reserve	Servicer Report dated 8/31/2016, Settlement Statement, Loan Agreement
Cut-off TI/LC Reserve	Servicer Report dated 8/31/2016, Settlement Statement, Loan Agreement
TI/LC Reserve Cap	Loan Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Loan Agreement
Upfront Debt Service Reserve	Settlement Statement, Loan Agreement
Monthly Debt Service Reserve	Servicer Report dated 8/31/2016, Settlement Statement, Loan Agreement
Cut-off Debt Service Reserve	Servicer Report dated 8/31/2016, Settlement Statement, Loan Agreement
Other Reserve Description	Loan Agreement
Upfront Other Reserve	Settlement Statement, Loan Agreement
Monthly Other Reserve	Servicer Report dated 8/31/2016, Settlement Statement, Loan Agreement
Cut-off Other Reserve	Servicer Report dated 8/31/2016, Settlement Statement, Loan Agreement
Other Reserve Cap	Loan Agreement
Terms/Description of Springing Other Reserve (If applicable)	Loan Agreement
Appraised Value ($)	Appraisal Report
Appraisal Type	Appraisal Report

A-6

Attribute	Source Document
Appraisal Cap Rate	Appraisal Report
Appraised Value Date	Appraisal Report
Stabilized Appraised Value ($)	Appraisal Report
Stabilized Appraised Value Date	Appraisal Report
Environmental Phase I Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Environmental Phase II Date	Phase II Environmental Report
Engineering Report Date	Engineering Report
Seismic Report Date	Seismic Report
PML or SEL (%)	Seismic Report
Ownership Interest	Title Policy
Ground Lease Expiration	Ground Lease
Ground Lease Extension Options	Ground Lease
Annual Ground Lease Payment	Ground Lease
Ground Lease Escalation Terms	Ground Lease
Largest Tenant	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Largest Tenant Sq Ft	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Largest Tenant % of Total SF	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Largest Tenant Lease Expiration	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Second Largest Tenant	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Second Largest Tenant Sq Ft	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Second Largest Tenant % of Total SF	Underwritten Cash Flow Statement, Certified Rent Roll, Lease

A-7

Attribute	Source Document
Second Largest Tenant Lease Expiration	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Third Largest Tenant	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Third Largest Tenant Sq Ft	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Third Largest Tenant % of Total SF	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Third Largest Tenant Lease Expiration	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Fourth Largest Tenant	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Fourth Largest Tenant Sq Ft	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Fourth Largest Tenant % of Total SF	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Fourth Largest Tenant Lease Expiration	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Fifth Largest Tenant	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Fifth Largest Tenant Sq Ft	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Fifth Largest Tenant % of Total SF	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
Fifth Largest Tenant Lease Expiration	Underwritten Cash Flow Statement, Certified Rent Roll, Lease
2014 Occupancy %	Underwritten Cash Flow
2014 ADR	Underwritten Cash Flow
2014 RevPAR	Underwritten Cash Flow
2015 Occupancy %	Underwritten Cash Flow
2015 ADR	Underwritten Cash Flow
2015 RevPAR	Underwritten Cash Flow

A-8

Attribute	Source Document
Most Recent Occupancy % (Hotel Only)	Underwritten Cash Flow
Most Recent ADR	Underwritten Cash Flow
Most Recent RevPAR	Underwritten Cash Flow
Stabilized Underwritten Occupancy %	Underwritten Cash Flow
Stabilized Underwritten ADR	Underwritten Cash Flow
Stabilized Underwritten RevPAR	Underwritten Cash Flow
2014 Revenues	Underwritten Cash Flow
2014 Total Expenses	Underwritten Cash Flow
2014 NOI	Underwritten Cash Flow
2014 NCF (Hotel Only)	Underwritten Cash Flow
2015 Revenues	Underwritten Cash Flow
2015 Total Expenses	Underwritten Cash Flow
2015 NOI	Underwritten Cash Flow
2015 NCF (Hotel Only)	Underwritten Cash Flow
Most Recent Revenues	Underwritten Cash Flow
Most Recent Total Expenses	Underwritten Cash Flow
Most Recent NOI	Underwritten Cash Flow
Most Recent NOI Date	Underwritten Cash Flow
Most Recent NCF (Hotel Only)	Underwritten Cash Flow
Stabilized Underwritten EGI ($)	Underwritten Cash Flow
Stabilized Underwritten Expenses ($)	Underwritten Cash Flow
Stabilized Underwritten NOI ($)	Underwritten Cash Flow
Stabilized Underwritten Replacement / FF&E ($)	Underwritten Cash Flow
Stabilized Underwritten TI/LC ($)	Underwritten Cash Flow
Stabilized Underwritten Net Cash Flow ($)	Underwritten Cash Flow
Stabilized Underwritten Economic Occupancy	Underwritten Cash Flow

A-9

Attribute	Source Document
Borrower Name	Promissory Note, Loan Agreement
Recourse Guarantor	Guaranty
Property Management Company	Property Management Agreement
Loan Purpose	Settlement Statement

A-10

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of Initial Pool Balance	Trust Asset Cut-off Balance divided by the aggregate Trust Asset Cut-off Balance of all Mortgage Loans.
Trust Asset Loan Per Unit	Trust Asset Cut-off Balance divided by Units, Pads, Rooms, Sq. Ft.
Whole Loan Loan Per Unit	Whole Loan Cut-off Balance divided by Units, Pads, Rooms, Sq. Ft.
Total Debt Loan Per Unit	Total Debt Cut-off Balance divided by Units, Pads, Rooms, Sq. Ft.
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Remaining Term to Maturity	Number of payments between and including the Initial Maturity Date and the Cut-off Date.
Remaining Term (Including Extensions)	Number of payments between and including the Fully Extended Maturity Date and the Cut-off Date.
Total Debt Interest Rate	The sum of (i) the larger of LIBOR Floor or Assumed LIBOR Rate, and (ii) Whole Loan Margin, capped at Whole Loan Interest Rate (At LIBOR Cap).
Whole Loan Interest Rate	The sum of (i) the larger of LIBOR Floor or Assumed LIBOR Rate, and (ii) Total Debt Margin, capped at Total Debt Interest Rate (At LIBOR Cap).
Trust Asset Interest Rate	The sum of (i) the larger of LIBOR Floor or Assumed LIBOR Rate, and (ii) the Trust Asset Margin, capped at Trust Asset Interest Rate (At LIBOR Cap).
Total Debt Interest Rate (At LIBOR Cap)	The sum of (i) the LIBOR Cap, and (ii) the Total Debt Margin.
Whole Loan Interest Rate (At LIBOR Cap)	The sum of (i) the LIBOR Cap, and (ii) the Whole Loan Margin.
Trust Asset Interest Rate (At LIBOR Cap)	The sum of (i) the LIBOR Cap, and (ii) the Trust Asset Margin.

B-1

Attribute	Calculation Methodology
Remaining Spread Maintenance Months	Number of payments between and including the Cut-off Date and the Spread Maintenance End Date.
Annual Total Debt Debt Service	Total Debt Interest Rate multiplied by Interest Accrual Method multiplied by Total Debt Cut-off Balance.
Monthly Total Debt Debt Service	Annual Total Debt Debt Service divided by 12.
Annual Whole Loan Debt Service	Whole Loan Interest Rate multiplied by Interest Accrual Method multiplied by Whole Loan Cut-off Balance.
Monthly Whole Loan Debt Service	Annual Whole Loan Debt Service divided by 12.
Annual Trust Asset Debt Service	Trust Asset Interest Rate multiplied by Interest Accrual Method multiplied by Trust Asset Cut-off Balance.
Monthly Trust Asset Debt Service	Annual Trust Asset Debt Service divided by 12.
Annual Total Debt Debt Service Stabilized	Total Debt Interest Rate multiplied by Interest Accrual Method multiplied by Total Debt Initial Maturity Balance.
Annual Whole Loan Debt Service Stabilized	Whole Loan Interest Rate multiplied by Interest Accrual Method multiplied by Whole Loan Initial Maturity Balance.
Annual Trust Asset Debt Service Stabilized	Trust Asset Interest Rate multiplied by Interest Accrual Method multiplied by Trust Asset Initial Maturity Balance.
Annual Total Debt Debt Service (at LIBOR Cap)	Total Debt Interest Rate (At LIBOR Cap) multiplied by Interest Accrual Method multiplied by Total Debt Cut-off Balance.
Monthly Total Debt Debt Service (at LIBOR Cap)	Annual Total Debt Debt Service (at LIBOR Cap) divided by 12.
Annual Whole Loan Debt Service (at LIBOR Cap)	Whole Loan Interest Rate (At LIBOR Cap) multiplied by Interest Accrual Method multiplied by Whole Loan Cut-off Balance.
Monthly Whole Loan Debt Service (at LIBOR Cap)	Annual Whole Loan Debt Service (at LIBOR Cap) divided by 12.

B-2

Attribute	Calculation Methodology
Annual Trust Asset Debt Service (at LIBOR Cap)	Trust Asset Interest Rate (At LIBOR Cap) multiplied by Interest Accrual Method multiplied by Trust Asset Cut-off Balance.
Monthly Trust Asset Debt Service (at LIBOR Cap)	Annual Trust Asset Debt Service (at LIBOR Cap) divided by 12.
Trust Asset NOI DSCR	Most Recent NOI divided by the Annual Trust Asset Debt Service
Trust Asset NCF DSCR	Most Recent NCF divided by the Annual Trust Asset Debt Service
Trust Asset UW NOI DSCR	Stabilized Underwritten NOI ($) divided by the Annual Trust Asset Debt Service
Trust Asset UW NCF DSCR	Stabilized Underwritten NCF ($) divided by the Annual Trust Asset Debt Service
Trust Asset NOI DSCR at LIBOR Cap	Most Recent NOI divided by the Annual Trust Asset Debt Service (at LIBOR Cap)
Trust Asset NCF DSCR at LIBOR Cap	Most Recent NCF divided by the Annual Trust Asset Debt Service (at LIBOR Cap)
Whole Loan NOI DSCR	Most Recent NOI divided by the Annual Whole Loan Debt Service
Whole Loan NCF DSCR	Most Recent NCF divided by the Annual Whole Loan Debt Service
Whole Loan UW NOI DSCR	Stabilized Underwritten NOI ($) divided by the Annual Whole Loan Debt Service
Whole Loan UW NCF DSCR	Stabilized Underwritten NCF ($) divided by the Annual Whole Loan Debt Service
Whole Loan NOI DSCR at LIBOR Cap	Most Recent NOI divided by the Annual Whole Loan Debt Service (at LIBOR Cap)
Whole Loan NCF DSCR at LIBOR Cap	Most Recent NCF divided by the Annual Whole Loan Debt Service (at LIBOR Cap)
Total Debt NOI DSCR	Most Recent NOI divided by the Annual Total Debt Debt Service
Total Debt NCF DSCR	Most Recent NCF divided by the Annual Total Debt Debt Service

B-3

Attribute	Calculation Methodology
Total Debt UW NOI DSCR	Stabilized Underwritten NOI ($) divided by the Annual Total Debt Debt Service
Total Debt UW NCF DSCR	Stabilized Underwritten NCF ($) divided by the Annual Total Debt Debt Service
Total Debt NOI DSCR at LIBOR Cap	Most Recent NOI divided by Annual Total Debt Service (at LIBOR Cap)
Total Debt NCF DSCR at LIBOR Cap	Most Recent NCF divided by Annual Total Debt Service (at LIBOR Cap)
Cut-off Date Trust Asset LTV	Trust Asset Cut-off Balance divided by Appraised Value
Maturity Trust Asset LTV	Trust Asset Maturity Balance divided by Stabilized Appraised Value
Cut-off Date Whole Loan LTV	Whole Loan Cut-off Balance divided by Appraised Value
Maturity Whole Loan LTV	Whole Loan Final Maturity Balance divided by Stabilized Appraised Value
Cut-off Date Total Debt LTV	Total Debt Cut-off Balance divide by Appraised Value
Maturity Total Debt LTV	Total Debt Final Maturity Balance divided by Stabilized Appraised Value
Trust Asset NOI DY	Most Recent NOI divided by Trust Asset Cut-off Balance
Trust Asset NCF DY	Most Recent NCF divided by Trust Asset Cut-off Balance
Whole Loan NOI DY	Most Recent NOI divided by Whole Loan Cut-off Balance
Whole Loan NCF DY	Most Recent NCF divided by Whole Loan Cut-off Balance
Total Debt NOI DY	Most Recent NOI divided by Total Debt Cut-off Balance
Total Debt NCF DY	Most Recent NCF divided by Total Debt Cut-off Balance

B-4

Attribute	Calculation Methodology
Trust Asset UW NOI DY	Stabilized Underwritten NOI divided by Trust Asset Cut-off Balance
Trust Asset UW NCF DY	Stabilized Underwritten NCF divided by Trust Asset Cut-off Balance
Whole Loan UW NOI DY	Stabilized Underwritten NOI divided by Whole Loan Cut-off Balance
Whole Loan UW NCF DY	Stabilized Underwritten NCF divided by Whole Loan Cut-off Balance
Total Debt UW NOI DY	Stabilized Underwritten NOI divided by Total Debt Cut-off Balance
Total Debt UW NCF DY	Stabilized Underwritten NCF divided by Total Debt Cut-off Balance
Trust Asset Stabilized LTV	Trust Asset Initial Maturity Balance divided by Stabilized Appraised Value
Whole Loan Stabilized LTV	Whole Loan Initial Maturity Balance divided by Stabilized Appraised Value
B-5

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company for the Mortgage Loans indicated below, to assume:

Mortgage Loan(s)	Attribute(s)	Company Instruction
Pear Tree Center	Ownership Interest	Provided by Company
Pear Tree Center	B-Note Original Balance, Trust Asset Margin, Future Funding Cut-off Balance, B-Note Initial Maturity Balance, B-Note Final Maturity Balance	Provided by Company
Val Vista Towne Center	B-Note Original Balance, Trust Asset Margin, Future Funding Cut-off Balance, B-Note Initial Maturity Balance, B-Note Final Maturity Balance	Provided by Company
Home2 Suites Norcross	B-Note Original Balance, Trust Asset Margin, Future Funding Cut-off Balance, B-Note Initial Maturity Balance, B-Note Final Maturity Balance	Provided by Company

C-1